Bonds - Parentheticals (Details 2) R$ in Thousands		12 Months Ended
	Jun. 21, 2024 BRL (R$) SERIES	Dec. 31, 2024
Bonds
Borrowings, interest rate basis		CDI
Bonds, 10th Issuance, 1st series [member]
Bonds
Borrowings, adjustment to interest rate basis	1.35%
Bonds, 10th Issuance, 2nd series [member]
Bonds
Borrowings, adjustment to interest rate basis	1.60%
Non-current Bonds with related parties [member]
Bonds
Number of bonds series | SERIES	2
Borrowings, interest rate basis	100% of the CDI
Issued simple debentures, not convertible | R$	R$ 495,726
Borrowings average maturity	59 months